Transactions and Balances with Related Parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Transactions and Balances with Related Parties [Abstract]
Payroll and other short-term benefits	$ 467	[1]	$ 330	$ 456	[2]
Share based payments	11		19	62
For employment services	$ 478		$ 349	$ 518

[1]	Including provision for bonus of approximately USD 56 thousand.
[2]	Including provision for bonus of approximately USD 86 thousand.